Financial Risks - Summary of Credit Quality of Gross Positions of Reinsurance Assets (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	€ 16,958	€ 15,719
AA [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	1,008	1,087
A [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	14,832	14,041
Below A [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	208	3
Not rated [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	€ 910	€ 587